Transactions with Related Parties (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Issuance of common stock, value	$ 8,623,000
Issuance of common stock, shares | shares	598,400
Management fees charged during the period	$ 18,877,000	$ 18,469,000	$ 16,580,000
Commission charged on charter hire agreements during period	3,673,000	3,629,000	3,139,000
Due From Related Parties, Current	6,012,000	4,447,000
Due to Related Parties, Current	$ 371,000	0
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [member]
Related Party Transaction [Line Items]
Portion of annual fee for Company's officers charged during the period		1,000,000	1,000,000
Annual fee to Costamare Shipping and Costamare Services	$2,500 (in thousands of US dollars) and 598,400 shares payable quarterly in arrears
Framework Agreement and Services Agreement Expiration Date	Dec. 31, 2015
Management fee per day per vessel	$ 956	919
Management fee per day per vessel under bareboat charter	$ 478	460
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Construction supervisory fee	$ 787,400
Construction supervisory fee, paid		1,050,000
Commission charged on charter hire agreements	0.75%
Management agreement date with V-Ships Greece Ltd.	Jan. 07, 2013
Termination fee, description

The termination fee is equal to (a) the number of full years remaining prior to December 31, 2025, times (b) the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager or a sub-provider, as applicable); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

Date the Cell commenced	April 2013
Net profit earned pursuant to the Co-operation agreement	$ 718,000	392,000
Working capital security	1,425,000	1,425,000
Working capital security, per vessel	75,000	75,000
Total charges by the manager to Company's affiliates	1,856,000	1,572,000	1,070,000
Management fees charged during the period	19,411,000	18,642,000	15,570,000
Commission charged on charter hire agreements during period	3,673,000	3,629,000	3,139,000
Due From Related Parties, Current	3,728,000	576,000
Due to Related Parties, Current	$ 371,000
Date of amendement and restatement of group management agreement	Mar. 03, 2015
Date of new management agreements	Nov. 02, 2015
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fees charged during the period	$ 184,000	219,000	$ 1,010,000
Due From Related Parties, Current	606,000	593,000
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	$ 0	$ 0
Number of vessels managed	13	11